Commitments and contingent liabilities, Environmental costs (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and contingent liabilities
Provisions	$ 1,560	$ 1,564	$ 891	$ 1,468
Environmental costs and liabilities | Minimum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	95	86	71
Environmental costs and liabilities | Maximum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	158	143	118
Environmental
Commitments and contingent liabilities
Provisions	$ 100	$ 96	$ 97	$ 59